Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of goodwill
(1)	Goodwill as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Goodwill related to merger of Shinsegi Telecom, Inc.	₩	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		2,175	2,175

	₩	2,072,493	2,072,493

Summary of discount rates and perpetual growth rates
The discount rates and perpetual growth rates applied in the value in use calculations for the years ended December 31, 2025 and 2024 are as follows:

	2025
	Discount rate (Pre-tax)	Discount rate (Post-tax)	Perpetual Growth Rate
Goodwill related to merger of Shinsegi Telecom, Inc.	6.5%	4.8%	0.0%
Goodwill related to acquisition of SK Broadband Co., Ltd.	6.3%	5.0%	1.0%

	2024
	Discount rate (Pre-tax)	Discount rate (Post-tax)	Perpetual Growth Rate
Goodwill related to merger of Shinsegi Telecom, Inc.	7.0%	5.2%	0.0%
Goodwill related to acquisition of SK Broadband Co., Ltd.	7.6%	6.0%	1.0%

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	2,072,493	2,075,009
Reclassified as assets held for sale(*)		—	(2,516)

Ending balance	₩	2,072,493	2,072,493

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.